Business Combinations (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
Schedule of detailed information about business combinations
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,970
Intangible assets	15,900
Goodwill	23,124
Trade and other payables	(617)
Deferred revenue	(600)
Deferred tax liabilities	(639)
Net assets acquired	$39,138
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$13,700	4
Customer relationships	1,800	3
Trade name	400	1
Total intangible assets subject to amortization	$15,900
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$664
Trade receivables	36
Prepaid expenses and other current assets	22
Deferred tax assets	475
Intangible assets	5,350
Goodwill	12,322
Deferred revenue	(50)
Deferred tax liabilities	(1,237)
Net assets acquired	$17,582
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$4,400	6
Customer relationships	850	6
Trade name	100	1
Total intangible assets subject to amortization	$5,350
The following table summarizes the estimated fair values of assets acquired and liabilities assumed:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,193
Trade receivables	3,614
Prepaid expenses and other current assets	270
Intangible assets	52,900
Goodwill	101,999
Trade and other payables	(1,196)
Deferred revenue	(2,230)
Net assets acquired	$156,550
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$34,600	5
Customer relationships	16,900	7
Backlog	1,400	3
Total intangible assets subject to amortization	$52,900
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,232
Trade receivables	1,933
Prepaid expenses and other current assets	513
Intangible assets	87,900
Goodwill	189,727
Trade and other payables	(1,533)
Deferred revenue	(1,217)
Deferred tax liabilities, net	(19,010)
Net assets acquired	$259,545
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$35,600	5
Customer relationships	48,600	10
Trade name	3,700	5
Total intangible assets subject to amortization	$87,900